Average headcount and number of branches - Headcount (Details)	Jun. 30, 2020 employee employees	Jun. 30, 2019 employee employees
Number of employees
Number of employees - Men	88,763	91,609
Number of employees - Women	106,398	110,789
Number of persons | employee	195,161	202,398
The Bank Personnel
Number of employees
Number of employees - Men	13,942	16,240
Number of employees - Women	12,681	13,739
Number of persons | employee	26,623	29,979